Financial Instruments, Excluding Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Excluding Derivative Financial Instruments Disclosure [Abstract]
Financial Instruments, Excluding Derivative Financial Instruments
Financial Instruments, Excluding Derivative Financial Instruments
Included in PPG’s financial instrument portfolio are cash and cash equivalents, short-term investments, cash held in escrow, marketable equity securities, company-owned life insurance and short and long-term debt instruments. The fair values of these financial instruments approximated their carrying values at December 31, 2012 and 2011, in the aggregate, except for long-term debt.
Long-term debt (excluding capital lease obligations), had carrying and fair values totaling $3,939 million and $4,484 million, respectively, as of December 31, 2012. Long-term debt (excluding capital lease obligations), had carrying and fair values totaling $3,617 million and $4,154 million, respectively, as of December 31, 2011. The fair values of the debt instruments were based on discounted cash flows and interest rates then currently available to the Company for instruments of the same remaining maturities.